Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2017	Gross Cost	Accumulated Depreciation	Net Cost
Land	81	—	81
Buildings	891	(479)	412
Facilities & leasehold improvements	3,074	(2,782)	292
Machinery and equipment	14,529	(12,569)	1,960
Computer and R&D equipment	397	(351)	46
Other tangible assets	118	(99)	19
Construction in progress	284	—	284

Total	19,374	(16,280)	3,094

December 31, 2016	Gross Cost	Accumulated Depreciation	Net Cost
Land	73	—	73
Buildings	788	(412)	376
Facilities & leasehold improvements	2,713	(2,474)	239
Machinery and equipment	12,808	(11,415)	1,393
Computer and R&D equipment	362	(324)	38
Other tangible assets	105	(96)	9
Construction in progress	159	—	159

Total	17,008	(14,721)	2,287